1. ORGANIZATION AND BASIS OF PRESENTATION (Policies)	9 Months Ended
Sep. 30, 2012
Organization And Basis Of Presentation Policies
Organization and Business

Organization and Business – The consolidated financial statements include the accounts of Pacific Ethanol, Inc., a Delaware corporation (“Pacific Ethanol”), and its wholly-owned subsidiaries, including Kinergy Marketing LLC, an Oregon limited liability company (“Kinergy”) and its wholly-owned subsidiary Pacific Ag. Products, LLC, a California limited liability company (“PAP”) for all periods presented, and for the periods specified below, the Plant Owners (as defined below) (collectively, the “Company”).

The Company is the leading marketer and producer of low-carbon renewable fuels in the Western United States. The Company also sells ethanol co-products, including wet distillers grain and syrup (“WDG”), and provides transportation, storage and delivery of ethanol through third-party service providers in the Western United States, primarily in California, Arizona, Nevada, Utah, Oregon, Colorado, Idaho and Washington. The Company sells ethanol produced by the Pacific Ethanol Plants (as defined below) and unrelated third parties to gasoline refining and distribution companies and sells its WDG to dairy operators and animal feed distributors.

The Company manages the production and operation of the four ethanol production facilities, namely, Pacific Ethanol Madera LLC, Pacific Ethanol Columbia, LLC, Pacific Ethanol Stockton, LLC and Pacific Ethanol Magic Valley, LLC (collectively, the “Pacific Ethanol Plants”) and their holding company, Pacific Ethanol Holding Co. LLC (“PEHC,” and together with the Pacific Ethanol Plants, the “Plant Owners”). PEHC is a wholly-owned subsidiary of New PE Holdco LLC (“New PE Holdco”) which, in turn, is a subsidiary of the Company. These four facilities have an aggregate annual production capacity of up to 200 million gallons. As of September 30, 2012, three of the facilities were operating and one of the facilities was idled. When market conditions permit, and with approval of New PE Holdco, the Company intends to resume operations at the Madera, California facility.

On October 6, 2010, the Company purchased an initial 20% ownership interest in New PE Holdco, a variable interest entity (“VIE”), from a number of New PE Holdco’s owners. At that time, the Company determined it was the primary beneficiary of New PE Holdco, and as such, has consolidated the results of New PE Holdco since then. See Note 2 – Variable Interest Entity. On each of November 29, 2011 and December 19, 2011, the Company purchased an additional 7% ownership interest in New PE Holdco. Further, on July 13, 2012, the Company purchased an additional 33% ownership interest in New PE Holdco, bringing the Company’s total ownership interest in New PE Holdco to 67% as of September 30, 2012.

Liquidity

Liquidity – Despite the liquidity risks relative to the Plant Owners’ credit facilities, the Company believes that current and future available capital resources, revenues generated from operations, and other existing sources of liquidity, including its credit facilities, will be adequate to meet its anticipated working capital and capital expenditure requirements for the next twelve months. See Note 5 – Debt. If, however, the Company’s capital requirements or cash flow vary materially from its current projections, or if other unforeseen circumstances occur, such as a lack of significant improvement or further deterioration of corn crush margins, the Company may require additional financing during that period. The Company’s failure to raise capital, if needed, could restrict its growth, hinder its ability to compete and adversely impact its operations.

Basis of Presentation-Interim Financial Statements

Basis of Presentation–Interim Financial Statements – The accompanying unaudited consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Results for interim periods should not be considered indicative of results for a full year. These interim consolidated financial statements should be read in conjunction with the consolidated financial statements for the years ended December 31, 2011 and 2010 and related notes beginning on page F-20 of this prospectus. The accounting policies used in preparing these consolidated financial statements are the same as those described in Note 1 to such consolidated financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair statement of the results for interim periods have been included. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates - The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required as part of determining the consolidation of VIEs, fair value of convertible notes and warrants, allowance for doubtful accounts, estimated lives of property and equipment and intangibles, long-lived asset impairments, valuation allowances on deferred income taxes and the potential outcome of future tax consequences of events recognized in the Company’s financial statements or tax returns. Actual results and outcomes may materially differ from management’s estimates and assumptions.

Reclassifications

Reclassification - Reclassifications of prior year’s data have been made to conform to 2012 classifications. Such classifications had no effect on net income (loss) reported in the consolidated statements of operations.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts – Trade accounts receivable are presented at face value, net of the allowance for doubtful accounts. The Company sells ethanol to gasoline refining and distribution companies and sells WDG to dairy operators and animal feed distributors generally without requiring collateral.

The Company maintains an allowance for doubtful accounts for balances that appear to have specific collection issues. The collection process is based on the age of the invoice and requires attempted contacts with the customer at specified intervals. If, after a specified number of days, the Company has been unsuccessful in its collection efforts, a bad debt allowance is recorded for the balance in question. Delinquent accounts receivable are charged against the allowance for doubtful accounts once uncollectibility has been determined. The factors considered in reaching this determination are the apparent financial condition of the customer and the Company’s success in contacting and negotiating with the customer. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of ability to make payments, additional allowances may be required.

Of the total accounts receivable balance, approximately $25,540,000 and $23,715,000 at September 30, 2012 and December 31, 2011, respectively, were used as collateral under Kinergy’s working capital line of credit. The allowance for doubtful accounts was $9,000 and $24,000 as of September 30, 2012 and December 31, 2011, respectively. The Company recorded net bad debt recoveries of $15,000 and $185,000 for the nine months ended September 30, 2012 and 2011, respectively.